Stock-Based Compensation - Summary of Stock Options Outstanding (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares subject to options outstanding | shares	1,896
Weighted-Average remaining contractual life (Years)	7 years 9 months 7 days
Weighted-Average exercise price per share	$ 3.72
Total intrinsic value | $	$ 8,666
Shares subject to options outstanding, Exercisable | shares	877
Weighted-Average remaining contractual life (Years), Exercisable	6 years 2 months 23 days
Weighted-Average exercise price per share, Exercisable	$ 1.68
Total intrinsic value, Exercisable | $	$ 5,778
Shares subject to options outstanding, Vested and expected to vest | shares	1,757
Weighted-Average remaining contractual life (Years), Vested and expected to vest	7 years 6 months 26 days
Weighted-Average exercise price per share, Vested and expected to vest	$ 3.24
Total intrinsic value, Vested and expected to vest | $	$ 8,877
Stock options outstanding, exercise price lower range	$ 0.60
Stock options outstanding, exercise price upper range	$ 10.32
$0.60 – $1.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares subject to options outstanding | shares	189
Weighted-Average remaining contractual life (Years)	3 years 11 months 1 day
Weighted-Average exercise price per share	$ 0.72
Total intrinsic value | $	$ 1,435
Stock options outstanding, exercise price lower range	$ 0.60
Stock options outstanding, exercise price upper range	$ 1.08
$1.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares subject to options outstanding | shares	410
Weighted-Average remaining contractual life (Years)	6 years 8 months 1 day
Weighted-Average exercise price per share	$ 1.20
Total intrinsic value | $	$ 2,897
Stock options outstanding, exercise price upper range	$ 1.20
$1.32 – $4.32
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares subject to options outstanding | shares	320
Weighted-Average remaining contractual life (Years)	6 years 10 months 24 days
Weighted-Average exercise price per share	$ 1.80
Total intrinsic value | $	$ 2,086
Stock options outstanding, exercise price lower range	$ 1.32
Stock options outstanding, exercise price upper range	$ 4.32
$4.44 – $5.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares subject to options outstanding | shares	632
Weighted-Average remaining contractual life (Years)	9 years 1 month 28 days
Weighted-Average exercise price per share	$ 5.04
Total intrinsic value | $	$ 2,046
Stock options outstanding, exercise price lower range	$ 4.44
Stock options outstanding, exercise price upper range	$ 5.28
$5.40 – $6.84
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares subject to options outstanding | shares	73
Weighted-Average remaining contractual life (Years)	9 years 5 months 16 days
Weighted-Average exercise price per share	$ 5.52
Total intrinsic value | $	$ 201
Stock options outstanding, exercise price lower range	$ 5.40
Stock options outstanding, exercise price upper range	$ 6.84
$6.96 – $10.32
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares subject to options outstanding | shares	272
Weighted-Average remaining contractual life (Years)	9 years 5 months 16 days
Weighted-Average exercise price per share	$ 8.40
Stock options outstanding, exercise price lower range	6.96
Stock options outstanding, exercise price upper range	$ 10.32